SHARE-BASED COMPENSATION PLAN (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended											0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Pactera Financial Solutions	Dec. 31, 2013 Nonvested shares	Dec. 31, 2012 Nonvested shares	Dec. 31, 2011 Nonvested shares	Jan. 02, 2013 Nonvested shares Pactera Financial Solutions	Dec. 31, 2013 Nonvested shares Pactera Financial Solutions	Dec. 31, 2012 Nonvested shares Pactera Financial Solutions	Dec. 31, 2013 Performance based share award options and nonvested shares	Dec. 31, 2012 Performance based share award options and nonvested shares	Dec. 31, 2013 Stock options	Dec. 31, 2013 Share Incentive Plan Nonvested shares	Dec. 31, 2012 Share Incentive Plan Nonvested shares	Dec. 31, 2011 Share Incentive Plan Nonvested shares	Dec. 31, 2013 2011 Equity Incentive Plan Nonvested shares	Dec. 31, 2012 2011 Equity Incentive Plan Nonvested shares	Dec. 31, 2013 2011 Equity Incentive Plan Stock options	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan Nonvested shares	Dec. 31, 2013 VanceInfo 2007 Share Incentive Plan Nonvested shares	Dec. 31, 2012 VanceInfo 2007 Share Incentive Plan Nonvested shares
SHARE-BASED COMPENSATION PLAN
Percentage of awards vesting on first anniversary under alternative one					50.00%														50.00%	25.00%
Percentage of awards vesting on first anniversary under alternative two					33.00%														33.00%
Percentage of awards vesting on first anniversary under alternative three					25.00%														25.00%	25.00%
First award vesting period from date of grant					1 year														1 year
Percentage of awards vesting on monthly anniversaries from first vesting date under alternative one					4.17%
Percentage of awards vesting on monthly anniversaries from first vesting date under alternative two					2.78%
Percentage of awards vesting on monthly anniversaries from first vesting date under alternative three					2.08%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative one					12.50%														12.50%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative two					8.30%														8.30%	6.25%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative three					6.25%														6.25%
Nonvested shares
Outstanding at the beginning of the period (in shares)											2,494,334	695,430		227,408	409,127	337,443	4,466,979	1,045,698				683,974
Granted (in shares)									1,000,000			1,870,614			2,719	361,256	1,899,121	3,833,474			722,869
Vested (in shares)										395,000				57,373	156,072	273,850	210,086	291,513				250,704	14,738
Forfeited (in shares)											(156,505)	(71,710)		(3,406)	(28,366)	(15,722)	(401,794)	(120,680)				(99,355)	(24,157)
Outstanding at the end of the period (in shares)											2,337,829	2,494,334		166,629	227,408	409,127	5,754,220	4,466,979				333,915	683,974
Nonvested shares vested and expect to vest at the end of the period (in shares)														1,686,203			6,255,819					599,357
Options and nonvested shares vested and expect to vest											2,783,106
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)											$ 7.86	$ 9.96		$ 13.57	$ 13.25	$ 8.37	$ 8.13	$ 10.18				$ 16.65
Granted (in dollars per share)												$ 7.07			$ 11.02	$ 12.83	$ 7.30	$ 7.83			$ 16.56
Vested (in dollars per share)														$ 13.95	$ 13.06	$ 6.83	$ 8.88	$ 10.41				$ 17.52	$ 16.23
Forfeited (in dollars per share)											$ 7.49	$ 7.49		$ 18.06	$ 11.50	$ 9.07	$ 8.18	$ 10.95				$ 18.37	$ 14.13
Outstanding at the end of the period (in dollars per share)											$ 7.20	$ 7.86		$ 13.45	$ 13.57	$ 13.25	$ 7.55	$ 8.13				$ 15.48	$ 16.65
Intrinsic value
Outstanding at the beginning of the period (in dollars)											$ 19,453,321	$ 6,925,500		$ 3,102,299	$ 5,437,147	$ 2,806,766	$ 36,271,999	$ 10,600,967				$ 11,388,057
Granted (in dollars)												13,064,870			29,960	4,650,290	13,863,583	30,027,735			11,968,510
Vested (in dollars)														(800,353)	(2,038,640)	(1,876,338)	(1,865,564)	(3,034,746)				(4,392,334)	(239,145)
Forfeited (in dollars)											(1,172,222)	(537,049)		(61,512)	(326,168)	(143,571)	(3,286,675)	(1,321,957)				(1,825,151)	(341,308)
Outstanding at the end of the period (in dollars)											18,281,099	19,453,321		2,240,434	3,102,299	5,437,147	44,983,343	36,271,999				5,170,572	11,388,057
Number of shares no longer subject to the performance-based vesting criteria												1,118,424
Commitment to grant nonvested shares to key employees (as a percent)									33.30%
Noncontrolling interest (as a percent)				100.00%						16.50%
Total consideration for minority equity interest purchased	6,294	12,938						6,300
Compensation cost recognized (in dollars)	22,858	11,064	5,656		19,436	9,600	4,388					1,915
Unrecognized compensation expense
Total unrecognized compensation expense related to share options granted (in dollars)					21,197
Weighted-average period for recognition of compensation cost					1 year 10 months 28 days								1 year 2 months 26 days
Tax benefit related to share based compensation expense													$ 0